Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Vehicle rental																	$ 5,707	$ 5,297	$ 4,338
Other																	2,230	2,060	1,562
Net revenues																	7,937	7,357	5,900
Expenses
Operating																	4,074	3,824	3,025
Vehicle depreciation and lease charges, net																	1,811	1,471	1,223
Selling, general and administrative																	1,019	925	756
Vehicle interest, net																	264	297	286
Non-vehicle related depreciation and amortization																	152	125	95
Interest expense related to corporate debt, net:
Interest expense																	228	268	219
Early extinguishment of debt																	147	75	0
Restructuring expense	22		14		15		10		12		7		12		7		61	38	5
Transaction-related costs																	51	34	255
Impairment			33														33	0	0
Total expenses																	7,840	7,057	5,864
Income before income taxes																	97	300	36
Provision for income taxes																	81	10	65
Net income (loss)																	$ 16	$ 290	$ (29)	[1]
Earnings (loss) per share
Basic (in dollars per share)	$ (0.26)	[2],[3]	$ 1.09	[4]	$ (0.26)	[2],[5]	$ (0.43)	[2],[6]	$ (0.43)	[2],[7]	$ 2.62	[8]	$ 0.74	[9]	$ (0.22)	[10],[2]	$ 0.15	$ 2.72	$ (0.28)	[1]
Diluted (in dollars per share)	$ (0.26)	[2],[3]	$ 1.02	[4]	$ (0.26)	[2],[5]	$ (0.43)	[2],[6]	$ (0.43)	[2],[7]	$ 2.38	[8]	$ 0.66	[9]	$ (0.22)	[10],[2]	$ 0.15	$ 2.42	$ (0.28)	[1]

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[2]	As the Company incurred a loss from continuing operations for this period, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying convertible notes are anti-dilutive for such period. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[3]	Net income (loss) for fourth quarter 2013 includes $16 million ($14 million, net of tax) for the early extinguishment of corporate debt, $22 million ($15 million, net of tax) in restructuring expenses, $14 million ($12 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and Zipcar and $7 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[4]	Net income (loss) for third quarter 2013 includes a $10 million ($7 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition of Payless, $14 million ($9 million, net of tax) in restructuring expenses, $6 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar and $33 million ($33 million, net of tax) for the impairment of our equity-method investment in our Brazilian licensee.
[5]	Net income (loss) for second quarter 2013 includes $91 million ($56 million, net of tax) for costs related to the early extinguishment of corporate debt, $19 million ($16 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition and integration of Zipcar, $15 million ($10 million, net of tax) in restructuring expenses and $6 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[6]	Net income (loss) for first quarter 2013 includes $40 million ($39 million, net of tax) for costs related to the early extinguishment of corporate debt, $10 million ($7 million, net of tax) in restructuring expenses, $8 million ($6 million, net of tax) for transaction-related costs primarily related to the integration of Avis Europe and the acquisition of Zipcar, and $4 million ($3 million, net of tax) for amortization expense related to intangible assets recognized in the acquisitions of Avis Europe and Zipcar.
[7]	Net income (loss) for fourth quarter 2012 includes $23 million ($16 million, net of tax) for the early extinguishment of corporate debt, $13 million ($13 million, net of tax) of transaction-related costs primarily related to the integration of Avis Europe, $12 million ($9 million, net of tax) in restructuring expenses and $4 million ($2 million, net of tax) for amortization expense related to intangible assets recognized in the Avis Europe acquisition.
[8]	Net income (loss) for third quarter 2012 includes a $128 million non-cash income tax benefit for pre-2007 taxes, $11 million ($10 million, net of tax) of transaction-related costs primarily related to the integration of the operations of Avis Europe, $7 million ($5 million, net of tax) in restructuring expenses, $4 million ($3 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe, and $2 million ($1 million, net of tax) for the early extinguishment of corporate debt.
[9]	Net income (loss) for second quarter 2012 includes $23 million ($21 million, net of tax) for the early extinguishment of corporate debt, $12 million ($8 million, net of tax) in restructuring expenses, $4 million ($2 million, net of tax) of transaction-related costs primarily related to the integration of the operations of Avis Europe and $3 million ($2 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe.
[10]	Net income (loss) for first quarter 2012 includes $27 million ($23 million, net of tax) for costs related to the early extinguishment of corporate debt, $7 million ($5 million, net of tax) in restructuring expenses, $6 million ($5 million, net of tax) for transaction-related costs primarily related to the integration of the operations of Avis Europe and $5 million ($4 million, net of tax) for amortization expense related to intangible assets recognized in the acquisition of Avis Europe.